ACCRUED CONSULTING FEES	9 Months Ended
Feb. 28, 2023
Payables and Accruals [Abstract]
ACCRUED CONSULTING FEES

NOTE 3 – ACCRUED CONSULTING FEES

Accrued consulting fees consisted of the following:

	February 28, 2023	May 31, 2022
Due to Company Chief Executive Officer pursuant to Consulting Agreement dated March 1, 2017 – monthly compensation of $10,000 to May 31, 2022, increased to $20,000 after May 31, 2022	$428,817	$253,817

Due to wife of Company Chief Executive Officer pursuant to consulting agreement effective August 16, 2018 – monthly compensation of $15,000 (which was terminated May 31, 2021)	309,600	318,100

Due to mother of Company Chief Executive Officer pursuant to Consulting Agreement dated September 1, 2015 (which was terminated November 30, 2019) – monthly compensation of $5,000 to November 30, 2019	131,350	131,350

Due to service provider pursuant to Consulting Agreement dated September 1, 2015 (which was terminated February 28, 2019) – monthly compensation of $5,000 to February 28, 2019	144,700	144,700

Due to service provider pursuant to Consulting Agreement dated September 1, 2015 (which was terminated November 30, 2019) – monthly compensation of $1,000 to November 30, 2019	48,000	48,000

Due to two other service providers	29,050	30,250

Total	$1,091,517	$926,217

The accrued consulting fees balance changed as follows:

	Nine Months Ended February 28, 2023	Year Ended May 31, 2022
Balance, beginning of period	$926,217	$832,967
Compensation expense accrued pursuant to consulting agreements	180,000	120,000
Payments to consultants	(14,700)	(26,750)
Balance, end of period	$1,091,517	$926,217

See Note 8 (Commitments and Contingencies).